NON-RECOURSE BORROWINGS - Schedule of Borrowings By Currency (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 187,544									$ 152,181
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	109,555									86,610
British pounds
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	10,660	£ 8,823								12,446	£ 9,197
Indian rupees
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,653		₨ 632,457							8,223		₨ 613,684
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	15,938			$ 21,590						16,660			$ 21,054
European Union euros
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	20,316				€ 18,986					12,722				€ 11,204
Australian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,650					$ 12,696				4,392					$ 6,048
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,572						R$ 39,500			4,919						R$ 27,449
Colombian pesos
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,524							$ 12,157,354		2,367							$ 9,480,307
Korean won
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,822								₩ 2,296,121	1,910								₩ 2,271,074
Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 2,854									$ 1,932